Non-controlling interests - Narratives (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Sep. 12, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders			¥ 163,860	¥ 285,450
Non-controlling interests
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders			155,563	296,080
Additional paid-in capital
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders			8,297	¥ (10,630)
Xinjiang Shanshan Outlets Shopping Plaza Co., Ltd
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders			512,031
Xinjiang Shanshan Outlets Shopping Plaza Co., Ltd | Non-controlling interests
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders			228,139
Xinjiang Shanshan Outlets Shopping Plaza Co., Ltd | Additional paid-in capital
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders			283,892
Shan Shan Outlets
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders		¥ 8,000	163,860
Shan Shan Outlets | Non-controlling interests
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders			155,563
Shan Shan Outlets | Additional paid-in capital
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders			¥ 8,297
VipShop Outlet REIT
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders		1,385,787
Percentage of units of subsidiary subscribed	51.00%
Net proceeds from listing	¥ 1,390,000
VipShop Outlet REIT | Non-controlling interests
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders	¥ 1,710,000	1,705,200
VipShop Outlet REIT | Additional paid-in capital
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders		¥ (319,413)